Line of Credit (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Line of Credit	$ 589	$ 1,692	$ 3,897	$ 0
Total borrowings	589	1,692	3,897	0
Less: current portion	589	1,692	3,897	0
Long term debt